Net Income Per Share (Reconciliation Of The Numerator And Denominator Of Basic And Diluted Income Per Share) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Income Per Share
Net income attributable to Endo Pharmaceuticals Holdings Inc. common stockholders	$ 54,583	$ 51,460	$ 110,370	$ 111,815	$ 259,006	$ 266,336	$ 255,336
For basic per share data - weighted average shares	116,663	116,060	116,509	116,704	116,164	117,112	123,248
Dilutive effect of common stock equivalents	2,434	600	2,352	642
Dilutive effect of 1.75% Convertible Senior Subordinated Notes and warrants	$ 3,589		$ 2,863
For diluted per share data - weighted average shares	122,686	116,660	121,724	117,346	117,951	117,515	123,720
Basic net income per share attributable to Endo Pharmaceuticals Holdings Inc	$ 0.47	$ 0.44	$ 0.95	$ 0.96	$ 2.23	$ 2.27	$ 2.07
Diluted net income per share attributable to Endo Pharmaceuticals Holdings Inc	$ 0.44	$ 0.44	$ 0.91	$ 0.95	$ 2.20	$ 2.27	$ 2.06